INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income tax benefit at statutory rate	$ (213,705,935)	$ (155,466,389)
Income tax benefit at statutory rate	21.00%	21.00%
State income taxes	$ 2,400	$ 1,600
State income taxes	0.00%	0.00%
Permanent differences	$ 155,268,652	$ 995,227
Permanent Differences	(15.00%)	(0.13%)
Valuation allowance	$ 49,635,916	$ 154,180,328
Valuation Allowance	(5.00%)	(20.83%)
Federal Return to Provision True up	$ (2,269,617)
Federal Return to Provision True up	0.00%	0.00%
Other	$ 80,102	$ 10,282
Other	0.00%	0.00%
Total provision (benefit) for income taxes	$ (10,988,482)	$ (278,952)
Total (benefit) provision for income taxes	1.00%	0.04%